Inventories - Additional Information (Details)	3 Months Ended		9 Months Ended
	May 31, 2026 USD ($)	May 31, 2025 USD ($)	May 31, 2026 USD ($) item	May 31, 2025 USD ($)	Feb. 28, 2026 USD ($)
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Inventories recognized as an expense	$ 15,182,924	$ 185,498	$ 36,811,445	$ 402,831
Cost of sales, depreciation	7,158	8,731	22,937	28,090
Deposits to suppliers for future inventory purchases	2,781,183	$ 2,693,822	2,781,183	$ 2,693,822
Total deposits outstanding	259,649		$ 259,649
Number of battery units in transit | item			11
Impairment charge	$ 1,092,925		$ 1,092,925
Amount of advances to suppliers			$ 0
battery supplier
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Deposits to suppliers for future inventory purchases					$ 1,352,574